Leases - Schedule of Maturities of Operating Leases (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Year Ended December 31, 2020	$ 1,030,000
Year Ended December 31, 2021	778,000
Year Ended December 31, 2022	805,000
Year Ended December 31, 2023	805,000
Thereafter	2,111,000
Total minimum lease payments	5,834,000
Less present value discount	(934,000)
Operating lease liabilities	$ 4,900,000
FaceBank Group, Inc Pre-Merger [Member]
Year Ended December 31, 2020		$ 862,000
Year Ended December 31, 2021		769,000
Year Ended December 31, 2022		465,000
Year Ended December 31, 2023		465,000
Thereafter		2,326,000
Total minimum lease payments		4,887,000
Less present value discount		(1,367,000)
Operating lease liabilities		$ 3,520,000